Trade Accounts Receivable	12 Months Ended
Dec. 31, 2012
Trade Accounts Receivable [Abstract]
Trade Accounts Receivable
NOTE 3	-	TRADE ACCOUNTS RECEIVABLE

	December 31,
	2 0 1 2	2 0 1 1

Accounts receivable	$7,053	$6,804
Less - allowance for doubtful accounts	(1,004)	(964)
	$6,049	$5,840

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Allowance for doubtful accounts at beginning of year	$964	$983	$1,404
Provision	130	156	(307)
Translation adjustments	(3)	(1)	(1)
Accounts receivable written off	(87)	(174)	(113)
Allowance for doubtful accounts at end of year	$1,004	$964	$983